Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	£ (13,281)	£ (12,295)
Adjustments for:
Income tax credit	(1,679)	(3,226)
Amortization and depreciation	288	470
Movement in provisions	(1,109)
Finance income	(465)	(163)
Interest expense on lease liabilities	16	5
Share-based payments	2,195	2,741
Net foreign exchange losses (gains)	1,285	(4,283)
Cash flows from (used in) operations before changes in working capital	(12,750)	(16,751)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	1,288	295
(Decrease) increase in trade payables	(124)	312
Decrease in payroll taxes, social security and accrued expenditure	(4,598)	(1,524)
Movements in working capital	(3,434)	(917)
Cash used in operations	(16,184)	(17,668)
Net income tax paid	(2)
Net cash used in operating activities	(16,186)	(17,668)
Cash flows from investing activities
Interest received	482	161
Payments for property, plant and equipment	(5)	(10)
Payments for intangible assets	(291)	(276)
Net cash from (used in) investing activities	186	(125)
Cash flows from financing activities
Payments for lease liabilities	(84)	(148)
Proceeds from issue of share capital – exercise of share options	1	1
Proceeds from issue of share capital	11
Share issue expenses	(2)
Net cash used in financing activities	(74)	(147)
Net decrease in cash and cash equivalents	(16,074)	(17,940)
Cash and cash equivalents at beginning of period	41,912	60,264
Effect of exchange rate changes on cash and cash equivalents	(1,194)	4,204
Cash and cash equivalents at end of period	£ 24,644	£ 46,528